As filed with the Securities and Exchange Commission on November 9, 2017

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 1,843	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 1,843	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On December 8, 2017, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,843 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 8, 2017, the effectiveness of the registration statement for the iShares Consumer Asset-Backed Securities ETF (the “Fund”), filed in Post-Effective Amendment No. 1,755 on May 19, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,791	August 1, 2017	August 16, 2017
1,798	August 15, 2017	August 23, 2017
1,804	August 22, 2017	August 31, 2017
1,810	August 30, 2017	September 11, 2017
1,814	September 8, 2017	September 18, 2017
1,819	September 15, 2017	September 25, 2017
1,826	September 22, 2017	October 2, 2017
1,828	September 29, 2017	October 9, 2017
1,830	October 6, 2017	October 16, 2017
1,834	October 13, 2017	November 10, 2017

This Post-Effective Amendment No. 1,843 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,755.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,843 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 9th day of November, 2017.

iSHARES TRUST

By:
Martin Small*
President

Date: November 9, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,843 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: November 9, 2017

John E. Martinez*
Trustee

Date: November 9, 2017

Cecilia H. Herbert*
Trustee

Date: November 9, 2017

Charles A. Hurty*
Trustee

Date: November 9, 2017

John E. Kerrigan*
Trustee

Date: November 9, 2017

Robert S. Kapito*
Trustee

Date: November 9, 2017

Madhav V. Rajan*
Trustee

Date: November 9, 2017

Jane D. Carlin*
Trustee

Date: November 9, 2017

Drew E. Lawton**
Trustee

Date: November 9, 2017

Richard L. Fagnani**
Trustee

Date: November 9, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: November 9, 2017

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: November 9, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.